Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 3
Prospectus Date	rr_ProspectusDate	Apr. 21, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2023